UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	May 13, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $100,964

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
								VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- --------------- ----------	---------	------- ----	----	-----------------	------- ------- ------
ABBOTT LABS			COM		002824100	213		4046	SH		SOLE			358	0	3688
AMGEN INC 			COM		031162100	1064		17780	SH		SOLE			9245	0	8535
AT&T INC 			COM		00206R102	562		21753	SH		SOLE			11239	0	10514
CME GROUP INC 			COM		12572Q105	860		2721	SH		SOLE			2256	0	465
CONOCOPHILLIPS 			COM		20825C104	422		8254	SH		SOLE			8254	0	0
DU PONT E I DE NEMOURS & CO 	COM		263534109	825		22145	SH		SOLE			22145	0	0
EXXON MOBIL CORP 		COM		30231G102	528		7890	SH		SOLE			5077	0	2813
GENERAL ELECTRIC CO 		COM		369604103	922		50651	SH		SOLE			50201	0	450
HEINZ H J CO 			COM		423074103	502		11000	SH		SOLE			10000	0	1000
ISHARES TR INDEX		BARCLYS TIPS BD	464287176	398		3831	SH		SOLE			3616	0	215
ISHARES TR INDEX		IBOXX INV CPBD	464287242	988		9345	SH		SOLE			9345	0	0
ISHARES TR INDEX		MSCI EAFE IDX	464287465	2873		51329	SH		SOLE			39136	0	12193
ISHARES TR INDEX		RUSSELL 2000	464287655	12152		179221	SH		SOLE			161552	0	17669
ISHARES TR INDEX		S&P 500 INDEX	464287200	8532		72713	SH		SOLE			64632	0	8081
ISHARES TR INDEX		S&P MIDCAP 400	464287507	794		10095	SH		SOLE			10095	0	0
ISHARES TR INDEX		S&P NA NAT RES	464287374	8229		238865	SH		SOLE			219902	0	18963
ISHARES TR INDEX		S&P SMLCAP 600	464287804	601		10107	SH		SOLE			10107	0	0
JOHNSON & JOHNSON 		COM		478160104	724		11102	SH		SOLE			11102	0	0
JPMORGAN CHASE & CO 		COM		46625H100	1738		38832	SH		SOLE			27350	0	11482
PRICE T ROWE GROUP INC 		COM		74144T108	440		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM		742718109	614		9706	SH		SOLE			9706	0	0
SARA LEE CORP 			COM		803111103	139		10000	SH		SOLE			10000	0	0
SPDR SERIES TRUST 		DJ REIT ETF	78464A607	2145		39893	SH		SOLE			31493	0	8400
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT	921937835	1551		19583	SH		SOLE			13016	0	6567
VANGUARD INDEX FDS		LARGE CAP ETF	922908637	11814		221655	SH		SOLE			203267	0	18388
VANGUARD INDEX FDS		REIT ETF	922908553	9286		190245	SH		SOLE			168733	0	21512
VANGUARD INDEX FDS		SMALL CP ETF	922908751	7399		117461	SH		SOLE			103683	0	13778
VANGUARD INTL EQUITY INDEX F 	EMR MKT ETF	922042858	5439		129039	SH		SOLE			109812	0	19227
VANGUARD TAX-MANAGED FD 	EUROPE PAC ETF	921943858	4544		131242	SH		SOLE			126728	0	4514
WELLPOINT INC 			COM		94973V107	376		5840	SH		SOLE			5840	0	0
WISDOMTREE TRUST		DEFA FD		97717W703	6313		136240	SH		SOLE			115570	0	20670
WISDOMTREE TRUST		EARNING 500 FD	97717W588	1310		32034	SH		SOLE			30824	0	1210
WISDOMTREE TRUST		EMERG MKTS ETF	97717W315	2187		41728	SH		SOLE			29755	0	11973
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	1431		33586	SH		SOLE			24249	0	9337
WISDOMTREE TRUST		SMALLCAP DIVID	97717W604	1650		38708	SH		SOLE			8448	0	30260
WISDOMTREE TRUST		SMLCAP EARN FD	97717W562	1399		31476	SH		SOLE			30064	0	1412